25 Research and Development and Energy Efficiency (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	R$ 592,735	R$ 532,475
Effect of acquisition of control of Costa Oeste and Marumbi	1,494	499
Additions	127,432	123,306
Performance agreement	3,246	2,063
Interest rate	24,570	25,407
Payments	(54,166)	(47,575)
Concluded projects	(37,140)	(43,440)
Research and development and energy efficiency, ending	658,171	592,735
FNDCT [Member]
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	4,725	5,232
Effect of acquisition of control of Costa Oeste and Marumbi	20	23
Additions	32,311	31,186
Performance agreement		0
Interest rate		0
Payments	(33,010)	(31,716)
Concluded projects		0
Research and development and energy efficiency, ending	4,046	4,725
MME [Member]
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	2,361	2,616
Effect of acquisition of control of Costa Oeste and Marumbi	10	9
Additions	16,155	15,595
Performance agreement		0
Interest rate		0
Payments	(16,503)	(15,859)
Concluded projects		0
Research and development and energy efficiency, ending	2,023	2,361
P&D [Member]
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	327,626	316,121
Effect of acquisition of control of Costa Oeste and Marumbi	1,464	467
Additions	32,312	31,188
Performance agreement		0
Interest rate	10,627	12,627
Payments		0
Concluded projects	(30,371)	(32,777)
Research and development and energy efficiency, ending	341,658	327,626
Procel [Member]
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	15,792	6,041
Effect of acquisition of control of Costa Oeste and Marumbi		0
Additions	9,333	9,067
Performance agreement		0
Interest rate	51	684
Transfers	(3,123)
Payments	(5,643)	0
Concluded projects		0
Research and development and energy efficiency, ending	16,410	15,792
PEE [Member]
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	242,231	202,465
Effect of acquisition of control of Costa Oeste and Marumbi		0
Additions	37,321	36,270
Performance agreement	3,246	2,063
Interest rate	13,892	12,096
Transfers	3,123
Payments	990	0
Concluded projects	(6,769)	(10,663)
Research and development and energy efficiency, ending	R$ 294,034	R$ 242,231